ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	December 31,	December 31,
	2024	2023
Accounts receivable	$1,428,805	3,281,974
Less: allowance for credit losses	(1,428,805)	(407,480)
Accounts receivable, net	$-	2,874,494

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$407,480	400,262
Additions charged to bad debt expense	1,428,805	29,287
Effect of disposal subsidiaries	(407,480)	-
Translation adjustments	-	(22,069)
Balance as of the end of year	$1,428,805	407,480

As of December 31, 2024 and 2023, the Company has accounts receivable, net of nil and $2,874,494. The aging of account receivables were all less than 30 days. The allowance for doubtful accounts was $1,428,805 and $407,480 as of December 31, 2024 and 2023.